Taxes - Undistributed Foreign Earnings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred tax liability for undistributed foreign earnings not indefinitely reinvested	$ 211	$ 192
Undistributed earnings of foreign subsidiaries indefinitely reinvested in foreign operations	$ 1,300